Consolidated Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Customer credits	$ 5,388	$ 3,462
Accrued expenses	6,175	7,557
Derivative Instruments and Hedges, Liabilities	2,397	61
Other	1,853	2,226
Accrued expenses and other current liabilities	$ 15,813	$ 13,306